Unaudited Interim Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	18,438,917	15,652,176
Ordinary shares, shares outstanding	18,438,917	15,652,176